Employee benefits	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Pension and postretirement benefits

Note 34 – Employee benefits

Pension and benefit restoration plans

Certain employees of BPPR and BPNA are covered by non-contributory defined benefit pension plans. Pension benefits are based on age, years of credited service, and final average compensation.

BPPR's non-contributory, defined benefit retirement plan is currently closed to new hires and to employees who at December 31, 2005 were under 30 years of age or were credited with less than 10 years of benefit service. Effective May 1, 2009, the accrual of the benefits under the BPPR retirement plan (the “P.R. Plans”) were frozen to all participants. Pursuant to the amendment, the retirement plan participants will not receive any additional credit for compensation earned and service performed after April 30, 2009 for purposes of calculating benefits under the retirement plan. The retirement plan's benefit formula is based on a percentage of average final compensation and years of service. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.

In October 2011, the Corporation implemented a voluntary retirement program for retirement-eligible participants of the pension plan. Under the voluntary retirement program, a participant who elected to retire as of February 1, 2012 was provided a benefit equal to one-year of their current base pay rate. Approximately, 958 participants were eligible for the voluntary retirement program and 369 participants retired under the program. Participants could elect to receive their program benefit in the form of a lump sum on February 1, 2012 or as an immediate annuity commencing on such date. The pension plan benefit obligation reflects the retirement for all employees who accepted the voluntary retirement program.

During the third quarter of 2010, the Corporation amended the pension benefits as a result of the EVERTEC sale described in Note 25 to the consolidated financial statements. As a result of such amendment, the EVERTEC employees that were not eligible for retirement at the time of sale may become eligible for subsidized retirement benefits provided they reach retirement age while working with the acquiring institution.

During 2010, the Corporation settled its U.S.A. non-contributory, defined benefit retirement plan (the “U.S. Plan”), which had been frozen since 2007. The U.S. retirement plan assets were distributed to plan participants during the fourth quarter of 2010.

The Corporation's funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation's pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with the bank's contributions to the fund, will maintain the fund's ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.'s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies' obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans' investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans' investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The plans' target allocation based on market value for years 2011 and 2010, by asset category, is summarized in the table below.

	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

The following table presents the composition of the assets of the pension and benefit restoration plans.

(In thousands)	2011	2010
Investments, at fair value:
Allocated share of Master Trust net assets	$574,673	$455,102
Popular, Inc. common stock	3,817	8,622
Private equity investment	937	836
Total investments	579,427	464,560
Receivables:
Cash and cash equivalents	96	18
Total assets	$579,523	$464,578

Certain assets of the plans are maintained, for investment purposes only, on a commingled basis with the assets of the Popular Savings Plan in a Master Trust (the “Master Trust”). Neither the pension or benefit restoration plan has any interest in the specific assets of the Master Trust, but maintains beneficial interests in such assets. The Master Trust is managed by the Trust Division of BPPR and by several investment managers.

At December 31, 2011, the pension and restoration plans' interest in the net assets of the Master Trust was approximately 91.0% (2010 – 88.4%).

The following table sets forth by level, within the fair value hierarchy, the plans' assets at fair value at December 31, 2011 and 2010, excluding the plans' interest in the Master Trust because that information is presented in a separate table.

	2011				2010
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities	$3,817	$-	$-	$3,817	$8,622	$-	$-	$8,622
Private equity investments	-	-	937	937	-	-	836	836
Cash and cash equivalents	96	-	-	96	18	-	-	18
Total assets, excluding interest in Master Trust	$3,913	$-	$937	$4,850	$8,640	$-	$836	$9,476

Following is a description of the plans' valuation methodologies used for assets measured at fair value:

  Equity securities - Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.
  Private equity investments - Private equity investments include an investment in a private equity fund. This fund value is recorded at the net asset value (NAV) of the fund which is affected by the changes of the fair value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents are reasonable estimates of their fair value since they are available on demand or due to their short-term maturity.

The following table presents the changes in Level 3 assets measured at fair value.

(In thousands)	2011	2010
Balance at beginning of year	$836	$939
Actual return on plan assets:
Change in unrealized gain (loss) relating to instruments still held at the reporting date	101	(48)
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Purchases, sales, issuances, settlements, paydowns and maturities (net)	-	(55)
Transfers in and / or out of Level 3	-	-
Balance at end of year	$937	$836

Master Trust

The following table presents the investments held in the Master Trust at December 31, 2011 and 2010, broken down by level within the fair value hierarchy.

	2011				2010
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$182,892	$-	$182,892	$-	$50,417	$-	$50,417
Corporate bonds and debentures	-	44,463	-	44,463	-	47,263	-	47,263
Equity securities	239,754	-	-	239,754	228,054	-	-	228,054
Index fund - equity	39,897	-	-	39,897	2,267	-	-	2,267
Index fund - fixed income	-	2,396	-	2,396	-	2,284	-	2,284
Foreign equity fund	-	59,699	-	59,699	-	65,491	-	65,491
Foreign index fund	-	24,676	-	24,676	-	-	-	-
Commodity fund	-	14,568	-	14,568	-	17,409	-	17,409
Mortgage-backed securities	-	10,570	-	10,570	-	72,959	-	72,959
Private equity investments	-	-	937	937	-	-	836	836
Cash and cash equivalents	10,490	-	-	10,490	25,926	-	-	25,926
Accrued investment income	-	-	1,574	1,574	-	-	1,655	1,655
Total assets	$290,141	$339,264	$2,511	$631,916	$256,247	$255,823	$2,491	$514,561

The closing prices reported in the active markets in which the securities are traded are used to value the investments in the Master Trust.

Following is a description of the Master Trust's valuation methodologies used for investments measured at fair value:

  Obligations of U.S. Government and its agencies - The fair value of Obligations of U.S. Government and agencies obligations is based on an active exchange market and is based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.
  Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2.
  Equity securities - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Investments in index funds - Equity with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Investments in index funds – Fixed income, foreign equity, foreign index and commodity funds are valued at the net asset value (NAV) of shares held by the plan at year end. These securities are classified as Level 2.
  Mortgage-backed securities - Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2.
  Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net asset value (NAV) which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand.
  Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the changes in the Master Trust's Level 3 assets measured at fair value for the years ended December 31, 2011 and 2010.

(In thousands)	2011	2010
Balance at beginning of year	$2,491	$2,613
Actual return on plan assets:
Change in unrealized gain (loss) relating to instruments still held at the reporting date	101	(58)
Settlements	(81)	(64)
Balance at end of year	$2,511	$2,491

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2011 and 2010. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

Information on the shares of common stock held by the pension and restoration plans held is provided in the table that follows.

	2011	2010
Shares of Popular, Inc. common stock	2,745,720	2,745,720
Fair value of shares of Popular, Inc. common stock	$3,816,551	$8,621,561
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2011 and 2010.

	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$603,254	$557,308	$30,301	$26,396
Interest cost	31,139	31,513	1,581	1,537
Termination benefit loss	15,559	-	-	-
Actuarial loss	87,403	58,019	5,695	3,235
Benefits paid	(30,906)	(43,586)	(1,138)	(867)
Benefit obligation at end of year	$706,449	$603,254	$36,439	$30,301
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$442,566	$413,631	$22,012	$20,501
Actual return on plan assets	14,929	45,932	757	2,333
Employer contributions	124,552	26,589	6,751	45
Benefits paid	(30,906)	(43,586)	(1,138)	(867)
Fair value of plan assets at end of year	$551,141	$442,566	$28,382	$22,012
Amounts recognized in accumulated other comprehensive loss:
Net loss	$281,431	$176,910	$14,387	$8,237
Accumulated other comprehensive loss (AOCL)	$281,431	$176,910	$14,387	$8,237
Reconciliation of net liabilities:
Net liabilities at beginning of year	$(160,688)	$(143,677)	$(8,289)	$(5,896)
Amount recognized in AOCL at beginning of year, pre-tax	176,910	146,935	8,237	6,119
Amount prepaid (accrued) at beginning of year	16,222	3,258	(52)	223
Net periodic benefit credit (cost)	908	(9,396)	(369)	(320)
Additional benefit cost	(15,559)	(4,229)	-	-
Contributions	124,552	26,589	6,751	45
Amount prepaid (accrued) at end of year	126,123	16,222	6,330	(52)
Amount recognized in AOCL	(281,431)	(176,910)	(14,387)	(8,237)
Net liabilities at end of year	$(155,308)	$(160,688)	$(8,057)	$(8,289)

The table below presents a breakdown of the plans' liabilities at December 31, 2011 and 2010.

	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Current liabilities	$-	$-	$50	$51
Non-current liabilities	155,308	160,688	8,007	8,238

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2011 and 2010.

(In thousands)	Pension plans		Benefit restoration plans
	2011	2010	2011	2010
Accumulated other comprehensive loss at beginning of year	$176,910	$146,935	$8,237	$6,119
Increase (decrease) in AOCL:
Recognized during the year:
Actuarial losses	(11,314)	(12,974)	(591)	(397)
Occurring during the year:
Net actuarial losses	115,835	42,949	6,741	2,515
Total increase in AOCL	104,521	29,975	6,150	2,118
Accumulated other comprehensive loss at end of year	$281,431	$176,910	$14,387	$8,237

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2012.

(In thousands)	Pension plans	Benefit restoration plans
Net loss	$21,703	$1,293

The following table presents information for plans with an accumulated benefit obligation in excess of plan assets.

	Pension plans		Benefit restoration plans
(In thousands)	2011	2010	2011	2010
Projected benefit obligation	$706,449	$603,254	$36,439	$30,301
Accumulated benefit obligation	706,449	603,254	36,439	30,301
Fair value of plan assets	551,141	442,566	28,382	22,012

The actuarial assumptions used to determine the benefit obligations were as follows:

	2011	2010
Discount rate:
P.R. Plans	4.40%	5.30%
Rate of compensation increase - weighted average:
P.R. Plans	-	-

The following table presents the actuarial assumptions used to determine the components of net periodic benefit cost.

	Pension plans			Benefit restoration plans
	2011	2010	2009	2011	2010	2009
Discount rate:
P.R. Plans	5.30%	5.90%	6.10%	5.30%	5.90%	6.10%
U.S. Plans	0	0	4.00	0	0	0
Discount rate at remeasurement	0	0	6.70%	0	0	6.70%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Rate of compensation increase - weighted average:
P.R. Plans	0	0	4.50%	0	0	4.50%

The following table presents the components of net periodic benefit cost.

	Pension plans			Benefit restoration plans
(In thousands)	2011	2010	2009	2011	2010	2009
Service cost	$-	$-	$3,330	$-	$-	$340
Interest cost	31,139	31,513	32,672	1,581	1,537	1,616
Expected return on plan assets	(43,361)	(30,862)	(25,543)	(1,803)	(1,614)	(1,239)
Amortization of prior service cost (credit)	-	-	44	-	-	(9)
Recognized net actuarial loss	11,314	8,745	13,794	591	397	869
Net periodic benefit (credit) cost	(908)	9,396	24,297	369	320	1,577
Settlement loss	-	4,229	-	-	-	-
Termination benefit loss	15,559	-	-	-	-	-
Curtailment loss (gain)	-	-	820	-	-	(340)
Total benefit cost	$14,651	$13,625	$25,117	$369	$320	$1,237

The Corporation expects to pay the following contributions to the benefit plans during 2012.

(In thousands)	2012
Pension plan	$-
Benefit restoration plans	$50

Benefit payments projected to be made from the pension and benefit restoration plans are presented in the table below.

(In thousands)	Pension plan	Benefit restoration plans
2012	$43,642	$1,414
2013	35,973	1,543
2014	35,986	1,670
2015	36,283	1,896
2016	36,871	2,000
2017 - 2021	193,834	11,079

Postretirement health care benefits

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR. Certain employees who elected to retire as of February 1, 2012 under the voluntary retirement program were also eligible to receive postretirement health care benefits. During 2010, the Corporation amended the postretirement benefits as a result of the EVERTEC sale described in Note 25 to the consolidated financial statements. As a result of such amendment, the EVERTEC employees may become eligible for health care benefits provided they reach retirement age while working with the acquiring institution.

The following table presents the status of the Corporation's unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements at December 31, 2011 and 2010.

(In thousands)	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of the year	$164,313	$111,628
Service cost	2,016	1,727
Interest cost	8,543	6,434
Temporary deviation loss	437	86
Termination benefit loss	-	671
Benefits paid	(6,108)	(5,068)
Actuarial loss	11,788	$48,835
Benefit obligation end of year	$180,989	164,313
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(200)	$(1,161)
Net loss	37,669	26,949
Accumulated other comprehensive loss	$37,469	$25,788
Reconciliation of net liability:
Net liability at beginning of year	$(164,313)	$(111,628)
Amount recognized in accumulated other comprehensive loss (income) at beginning of year, pre-tax	25,788	(25,268)
Amount accrued at beginning of year	(138,525)	(136,896)
Additional benefit cost	(437)	(757)
Net periodic benefit cost	(10,666)	(5,940)
Contributions	6,108	5,068
Amount accrued at end of year	(143,520)	(138,525)
Amount recognized in accumulated other comprehensive loss	(37,469)	(25,788)
Net liability at end of year	$(180,989)	$(164,313)

The table below presents a breakdown of the liability associated with the postretirement health care benefit plan.

(In thousands)	2011	2010
Current liabilities	$6,939	$6,159
Non-current liabilities	174,050	158,154

The following table presents the changes in accumulated other comprehensive loss (income), pre-tax, for the postretirement health care benefit plan.

(In thousands)	2011	2010
Accumulated other comprehensive loss (income) at beginning of year	$25,788	$(25,268)
Increase (decrease) in accumulated other comprehensive loss (income):
Recognized during the year:
Prior service credit	961	1,046
Actuarial (losses) gains	(1,068)	1,175
Occurring during the year:
Net actuarial losses	11,788	48,835
Total increase in accumulated other comprehensive loss	11,681	51,056
Accumulated other comprehensive loss at end of year	$37,469	$25,788

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost for the postretirement health care benefit plan during 2012.

(In thousands)	2012
Net prior service credit	$(200)
Net loss	$2,161

The following table presents the components of net periodic postretirement health care benefit cost.

(In thousands)	2011	2010	2009
Service cost	$2,016	$1,727	$2,195
Interest cost	8,543	6,434	8,105
Amortization of prior service credit	(961)	(1,046)	(1,046)
Recognized net actuarial loss (gain)	1,068	(1,175)	-
Net periodic benefit cost	10,666	5,940	9,254
Temporary deviation loss	437	86	-
Termination benefit loss	-	671	-
Total benefit cost	$11,103	$6,697	$9,254

The following tables present the discount rate and assumed health care cost trend rates used to determine the benefit obligation and the net periodic benefit cost for the postretirement health care benefit plan.

To determine benefit obligation:	2011	2010
Discount rate	4.40%	5.30%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	25.00%
All other plans	7.00	6.50
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014

To determine net periodic benefit cost:	2011	2010	2009
Discount rate	5.30%	5.90%	6.10%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	7.00%	7.50%
All other plans	6.50	7.00	7.50
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2014	2014	2014

Assumed health care trend rates generally have a significant effect on the amounts reported for a health care plan. The following table presents the effects of changes in the assumed health care cost trend rates.

	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$299	$(370)
Effect on postretirement benefit obligation	$6,680	$(7,837)

The Corporation expects to contribute $7.4 million to the postretirement benefit plan in 2012 to fund current benefit payment requirements.

Benefit payments projected to be made on the postretirement health care benefit plan are presented in the following table.

(In thousands)
2012	$7,438
2013	7,472
2014	7,666
2015	7,872
2016	8,185
2017 - 2021	46,871